Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Notes 2, 5 and 23)	$ 236,100	$ 217,429
Trade receivables (Notes 2, 6, 17 and 23)	16,143	16,625
Inventories (Notes 2 and 7)	114,701	73,137
Other assets, current (Notes 2, 8 and 23)	30,961	50,839
Total current assets	397,905	358,030
NON-CURRENT ASSETS
Property, plant and equipment (Notes 2 and 9)	442,969	453,383
Right-of-use assets (Notes 2 and 10)	21,089	26,277
Other assets, non-current (Notes 2, 8 and 23)	11,460	6,710
Total non-current assets	475,518	486,370
Total assets	873,423	844,400
CURRENT LIABILITIES
Borrowings, current (Notes 2, 11 and 23)	87,982	238,434
Financial liabilities at fair value through profit or loss (Notes 2, 12 and 23)	46,949	107,862
Notes and trade payables (Notes 2, 13 and 23)	38,879	53,258
Contract liabilities (Notes 2 and 17)	12,965	18,753
Lease liabilities, current (Notes 2, 10 and 23)	10,073	11,153
Provisions for products warranty, current (Notes 2 and 15)	4,812	6,480
Other liabilities, current (Notes 2, 14 and 23)	46,506	44,603
Total current liabilities	248,166	480,543
NON-CURRENT LIABILITIES
Borrowings, non-current (Notes 2, 11 and 23)	293,192	195,883
Lease liabilities, non-current (Notes 2, 10 and 23)	11,400	15,589
Provisions for products warranty, non-current (Notes 2 and 15)	3,238	9,150
Other liabilities, non-current (Notes 2, 14 and 23)	18,453	19,522
Total non-current liabilities	326,283	240,144
Total liabilities	574,449	720,687
EQUITY (Notes 2 and 16)
Share capital	24	85,729
Reserves	298,950	37,984
Total equity	298,974	123,713
Total liabilities and equity	$ 873,423	$ 844,400